Notes Payable (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Less: Debt discount	$ (627,375)	$ (196,076)
Current portion	0	0
Long-term portion	1,372,959	1,282	$ 0	$ 0
Notes Payable 1
Notes payable	1,333,334	0
Notes Payable 2
Notes payable	667,000	0
Notes Payable 3
Notes payable	$ 0	$ 197,358